MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV


           Supplement to Statement of Additional Information - Part II



Effective immediately, the following is added to the end of the paragraph "Investment and Withdrawal Programs" under Section X, "Shareholder Services" of
Part II of the SAI:

Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Effective immediately, the first paragraph of "Exchanges Involving The MFS Money Market Fund" under Section X, "Shareholder Services" of Part II of the SAI is restated as follows:

Class A and Class I shares of a Fund may be exchanged for shares of the MFS Money Market Fund. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of a Fund held by a retirement plan qualified under Internal Revenue Code
Section 401(a) or 403(b) may be exchanged for shares of the MFS Money Market Fund; except as noted below, this exchange privilege does not apply to eligible retirement plans for which MFS (or one of its affiliates) is responsible for providing participant recordkeeping services ("MFS Serviced Plan"). Class R and Class R3 shares of a Fund held by a MFS Serviced Plan on March 31, 2005, may be exchanged for shares of the MFS Money Market Fund.

Effective immediately, the first sentence of the paragraph "Exchanges Involving The MFS Fixed Fund" under Section X, "Shareholder Services" of Part II of the SAI is restated as follows:

Class A, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A, Class C, Class R (if the retirement plan held Class R shares on March 31, 2005), Class R1, Class R2, Class R3, Class R4 and Class R5 shares of any MFS Fund (if the share purchase eligibility for these share classes is met) (subject to applicable limitations on the exchange privilege).

Effective immediately, the last three paragraphs of "Tax-Deferred Retirement Plans" under Section X, "Shareholder Services" of Part II of the SAI are restated as follows:

MFS and its affiliates are responsible for providing recordkeeping services to the MFS Serviced Plans pursuant to a services agreement entered into between MFS and the sponsor of the MFS Serviced Plans. MFS and its affiliates limit the classes of shares available to the MFS Serviced Plans under the terms of such services agreement. MFS and its affiliates currently offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class I shares to the MFS Serviced Plans and offer Class R shares in certain circumstances as described above.

Class R1 and Class R2 shares are not available for sale to retirement plans other than MFS Serviced Plans or plans with respect to which MFD has entered into an administrative arrangement ("Alliance Plans"; retirement plans other than MFS Serviced Plans or Alliance Plans being referred to as "Investment Only Plans"). MFS may waive this exclusion from time to time at its discretion.

Effective immediately, the following section under Category 5 "Other Waivers" in Appendix A to Part II of the SAI is restated as follows:

   ------------------------------------------------------------ ---------------------------------------------
                                                                            Sales Charge Waived*
   ------------------------------------------------------------ ---------------------------------------------
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
                                                                Class A      Class A    Class B    Class C
                                                                FESL         CDSC       CDSC       CDSC
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   H. Disability of Owner
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   o Shares  redeemed  on  account  of the  disability  of the                          |X|        |X|
   account  owner if shares are held either  solely or jointly in the  disabled  individual's  name,  or in a living trust for the benefit of the disabled  individual  (in which case
   a   disability   certification   form  is  required  to  be
   submitted  to MFSC),  or shares  redeemed on account of the disability of the 529 account beneficiary.
   ------------------------------------------------------------ ------------ ---------- ---------- ----------


Effective August 19, 2005, the following is added under Category 5 "Other Waivers" in Appendix A to Part II of the SAI:


   ------------------------------------------------------------ ---------------------------------------------
                                                                            Sales Charge Waived*
   ------------------------------------------------------------ ---------------------------------------------
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
                                                                Class A      Class A    Class B    Class C
                                                                FESL         CDSC       CDSC       CDSC
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   L. Miscellaneous
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   ------------------------------------------------------------ ------------ ---------- ---------- ----------
   o Effective  August 19, 2005,  Class A shares of  the Funds  |X|          |X|
   may  be purchased  at net asset value  (with no  applicable sales charges) by  "eligible customers"  of Edward D. Jones
   & Co.,  L.P. ("ED Jones"),  a financial  intermediary  that
   distributes  Fund  shares.   For  purposes of this  waiver,
   "Eligible  Customers" are customers of ED Jones  (excluding
   401(k) retirement  accounts) that, as of December 31, 2004, and through  July 15, 2005,  held shares of certain  mutual funds  designated  by ED Jones as  "preferred  funds." This
   Class A sales  charge  waiver will  terminate  November 16,
   2005, at 3:00 P.M. Central time.

Effective immediately, the following is hereby added to the last paragraph in Appendix F "Investment Restrictions":

For purposes of investment restriction no. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which a Fund may invest are not considered to be securities purchased by the Fund.

Effective immediately, the following is hereby added as the last paragraph in Appendix F "Investment Restrictions":

For MFS International Diversification Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund and MFS Moderate Allocation Fund:

In accordance with the Fund's investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund's total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

                  The date of this Supplement is August 1, 2005